Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Mar. 31, 2023	Sep. 02, 2022	Apr. 11, 2022	Mar. 31, 2022
Statement of Financial Position [Abstract]
Ordinary share, par value	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Ordinary share, shares authorized	500,000,000	500,000,000	500,000,000	50,000,000	500,000,000
Ordinary share, shares issued	7,975,347	6,646,122		6,562,500	6,562,500
Ordinary share, shares outstanding	7,975,347	6,646,122		6,562,500	6,562,500